Leases (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($)	Sep. 30, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Operating Lease, Weighted Average Discount Rate, Percent	4.80%		4.90%	4.80%
Operating Lease, Cost			$ 21,824,000	$ 17,782,000
Lessee, Operating Lease, Liability, Payments, Due Next Twelve Months			12,568,000
Lessee, Operating Lease, Liability, Payments, Due Year Two			0
Operating Lease, Right-of-Use Asset			$ 12,350,000		$ 39,155,000
Document Period End Date			Dec. 31, 2020
Number of vessels owned at period end			41
Lessee, Operating Lease, Incremental Borrowing Rate			4.90%
Operating Lease, Liability, Current			$ (12,350,000)		(26,655,000)
Operating Lease, Liability, Noncurrent			0		$ 12,500,000
Lessee, Operating Lease, Liability, Payments, Due Year Three			0
Lessee, Operating Lease, Liability, Payments, Due Year Four			0
Lessee, Operating Lease, Liability, Payments, Due Year Five			0
Lessee, Operating Lease, Liability, Payments, Due after Year Five			0
Lessee, Operating Lease, Liability, Payments, Due			12,568,000
Operating Lease Liability, Imputed Interest			(218,000)
Operating Lease, Liability			12,350,000
Variable Lease, Cost			$ 14,545,000	$ 10,642,000
Operating Lease, Weighted Average Remaining Lease Term	1 year 4 months 24 days		6 months	1 year 4 months 24 days
Operating Lease Liability, Cash Paid included in lease liability measurement			$ 0	$ 15,287,000
Sublease Income			20,430,000	17,825,000
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability			$ 0	50,296,000
Number of vessels			46
Ocean Tree Phoenix [Member]
Lessee, Lease, Description [Line Items]
Vessels time charter-in			1
DWT			62,100
Daily Base Rate	$ 10,885		$ 10,885	$ 10,885
Bareboat charter agreement time period	nine	one
TCI Zhenjiang [Member]
Lessee, Lease, Description [Line Items]
DWT			81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index			118.00%
Yangze 11 [Member]
Lessee, Lease, Description [Line Items]
DWT			82,000
Daily Base Rate			$ 12,500,000
Daily Base Rate, Year 1			12,000
Daily Base Rate, Year 2			12,500
Daily Base Rate, Year 3			13,000
Daily Base Rate, Year 4			$ 14,500
New Time Charter In, 2019 [Member]
Lessee, Lease, Description [Line Items]
Vessels time charter-in			5
TCI-Taizhou [Member]
Lessee, Lease, Description [Line Items]
DWT			81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index			118.00%
CL Suzhou [Member]
Lessee, Lease, Description [Line Items]
DWT			81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index			118.00%
Minimum | Yangze 11 [Member]
Lessee, Lease, Description [Line Items]
Bareboat charter agreement time period			24 months